Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 14,132,400	$ 8,329,800	$ 28,006,600	$ 18,270,800	$ 50,397,000	$ 30,953,500
Cost of Sales	10,805,100	7,436,000	24,072,100	17,264,200	48,393,800	27,645,100
Gross Profit	3,327,300	893,800	3,934,500	1,006,600	2,003,200	3,308,400
Operating Expenses	2,267,800	1,282,300	4,317,600	2,311,700	5,493,900	3,466,800
Operating Loss	1,059,500	(388,500)	(383,100)	(1,305,100)	(3,490,700)	(158,400)
Other Income (Expense)
Loss on Sale of Equipment			(35,900)	(15,500)	(267,700)
Forgiveness of Debt PPP Loan			10,000		562,300
Other Income (Expense)	95,200	13,000	112,600	13,000
Other Income					4,000	79,100
Other Expenses					(70,300)
Interest Expense	(85,300)	(18,700)	(183,400)	(90,300)	(382,900)	(358,300)
Total Other Income (Expense)	9,900	(5,700)	(96,700)	(92,800)	(154,600)	(279,200)
Loss Before Income Tax	1,069,400	(394,200)	(479,800)	(1,397,900)	(3,645,300)	(437,600)
Income Tax Benefit (Expense)		(39,900)		(10,100)	(116,800)	634,600
Net Income (Loss)	1,069,400	(434,100)	(479,800)	(1,408,000)	(3,762,100)	197,000
Net Loss Attributable to Non-controlling interest	(2,300)	(3,000)	(1,700)	(224,900)	(229,300)	(38,600)
Preferred Dividends	(140,100)		(140,100)
Net Income (Loss) Attributable to Stockholders	$ 931,600	$ (431,100)	$ (618,200)	$ (1,183,100)	$ (3,532,800)	$ 235,600
Net Income (Loss) Per Share - Basic	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.84)	$ 0.07
Net Income (Loss) Per Share - Diluted	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	(0.84)	0.07
Net Income (Loss) Per Share - Basic and Diluted					$ (0.84)	$ 0.07
Weighted Average Common Shares Outstanding - Basic	14,890,094	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Weighted Average Common Shares Outstanding - Diluted	15,052,525	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Weighted Average Common Shares Outstanding - Basic and Diluted					4,214,418	3,513,517